RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended					3 Months Ended			3 Months Ended			3 Months Ended					3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended					3 Months Ended			3 Months Ended			3 Months Ended			1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Seatankers Management Co. Ltd [Member]	Mar. 31, 2012 Seatankers Management Co. Ltd [Member]	Dec. 31, 2012 Seatankers Management Co. Ltd [Member]	Mar. 31, 2013 Golar LNG Limited [Member]	Mar. 31, 2012 Golar LNG Limited [Member]	Dec. 31, 2012 Golar LNG Limited [Member]	Mar. 31, 2013 Golar LNG Partners LP [Member]	Mar. 31, 2012 Golar LNG Partners LP [Member]	Mar. 31, 2013 Ship Finance International Limited [Member]	Mar. 31, 2012 Ship Finance International Limited [Member]	Dec. 31, 2012 Ship Finance International Limited [Member]	Mar. 31, 2013 Golden Ocean Group Limited [Member]	Mar. 31, 2012 Golden Ocean Group Limited [Member]	Dec. 31, 2012 Golden Ocean Group Limited [Member]	Mar. 31, 2013 Frontline 2012 Ltd [Member] vessel	Mar. 31, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member]	Mar. 31, 2013 Bryggegata AS [Member]	Mar. 31, 2012 Bryggegata AS [Member]	Mar. 31, 2013 Arcadia Petroleum Limited [Member]	Mar. 31, 2012 Arcadia Petroleum Limited [Member]	Dec. 31, 2012 Arcadia Petroleum Limited [Member]	Mar. 31, 2013 Seadrill Limited [Member]	Mar. 31, 2012 Seadrill Limited [Member]	Dec. 31, 2012 Seadrill Limited [Member]	Mar. 31, 2013 North Atlantic Drilling Limited [Member]	Mar. 31, 2012 North Atlantic Drilling Limited [Member]	Dec. 31, 2012 North Atlantic Drilling Limited [Member]	Mar. 31, 2013 Archer Limited [Member]	Mar. 31, 2012 Archer Limited [Member]	Dec. 31, 2012 Archer Limited [Member]	Mar. 31, 2013 Deep Sea Supply Plc [Member]	Mar. 31, 2012 Deep Sea Supply Plc [Member]	Dec. 31, 2012 Deep Sea Supply Plc [Member]	Mar. 31, 2013 Aktiv Kapital ASA [Member]	Mar. 31, 2012 Aktiv Kapital ASA [Member]	Dec. 31, 2012 Aktiv Kapital ASA [Member]	Mar. 31, 2013 Orion Tankers Ltd [Member]	Mar. 31, 2012 Orion Tankers Ltd [Member]	Dec. 31, 2012 Orion Tankers Ltd [Member]	Mar. 31, 2013 Northern Offshore Ltd [Member]	Dec. 31, 2012 Northern Offshore Ltd [Member]	Mar. 31, 2013 CalPetro Tankers (Bahamas I) Limited [Member]	Mar. 31, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Mar. 31, 2013 CalPetro Tankers (Bahamas II) Limited [Member]	Mar. 31, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Mar. 31, 2013 CalPetro Tankers (IOM) Limited [Member]	Mar. 31, 2012 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (IOM) Limited [Member]	Mar. 31, 2013 Edinburgh (Ex Titan Aries) [Member] Ship Finance International Limited [Member]	Mar. 31, 2013 Edinburgh (Ex Titan Aries) [Member] Ship Finance International Limited [Member]	Mar. 31, 2013 Front Guider [Member] Ship Finance International Limited [Member]	Mar. 31, 2013 Front Pride [Member] Ship Finance International Limited [Member]	Mar. 31, 2012 Front Striver [Member] Ship Finance International Limited [Member]	Dec. 31, 2011 Front Striver [Member] Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Charter hire paid (principal and interest)												$ 37,193,000	$ 42,376,000
Lease termination fees income (expense)												5,685,000	(8,127,000)
Contingent rental expense	(302,000)	12,005,000										0	13,605,000
Remaining lease obligation												860,600,000	915,416,000
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances				265,000	215,000		530,000	345,000		35,000	48,000	1,347,000	1,023,000		773,000	1,495,000		1,640,000	4,305,000		(383,000)	(368,000)	2,814,000	730,000		325,000	335,000		15,000	0		99,000	232,000		11,000	33,000		6,000	29,000		0	92,000				13,000	13,000		13,000	13,000		13,000	13,000
Number of vessels chartered in from affiliate on a floating rate time charters																		2
Receivables with related parties	10,103,000		9,055,000	161,000		342,000	1,125,000		755,000			3,154,000		1,891,000	793,000		1,325,000	2,445,000		2,291,000			222,000		106,000	1,123,000		1,253,000	52,000		12,000	931,000		778,000							0		250,000	13,000	13,000	28,000		13,000	28,000		13,000	28,000		13,000
Payables with related parties	(3,356,000)		(53,948,000)	(623,000)		(257,000)	(124,000)		(101,000)			(981,000)		(52,063,000)	(957,000)		(1,042,000)	(619,000)		(423,000)															(22,000)		(28,000)	(30,000)		(34,000)
Related party, lease termination payments received																																																							7,800,000
Related party, lease termination payments paid																																																										2,100,000	8,100,000
Net gain (loss) on lease terminations	$ 7,410,000	$ 9,374,000																																																					$ 7,600,000	$ 7,600,000	$ (800,000)	$ (200,000)	$ (400,000)	$ (9,200,000)